Supplement to the
Fidelity® Variable Insurance Products
High Income Portfolio
Initial Class, Service Class, and Service Class 2
April 30, 2025
Summary Prospectus

Alexandre Karam no longer serves as Co-Portfolio Manager of the fund.
VHI-SUSTK-0425-106 1.9892700.106	April 30, 2025
Supplement to the
Fidelity® Variable Insurance Products
High Income Portfolio
Investor Class
April 30, 2025
Summary Prospectus

Alexandre Karam no longer serves as Co-Portfolio Manager of the fund.
VIPHI-INV-SUSTK-0425-106 1.9892701.106	April 30, 2025